Additional information-Financial Statement Schedule I (Tables)	12 Months Ended
Jun. 30, 2018
Additional information-Financial Statement Schedule I
Statement of condensed income statement

	Year ended 30 June
	2018 £'000	2017 £'000	2016 £'000
Revenue	—	—	—
Operating expenses	(3,423)	(2,013)	(84)
Exceptional items	—	—	—

Operating loss	(3,423)	(2,013)	(84)
Income from shares in group undertakings	21,982	23,295	20,084

Profit on ordinary activities before tax	18,559	21,282	20,000
Tax expense	—	—	—

Profit for the year	18,559	21,282	20,000

Statement of condensed balance sheet

	As of 30 June
	2018 £'000	2017 £'000
ASSETS
Non-current assets
Investment in subsidiaries	319,265	319,265

	319,265	319,265

Current assets
Other receivables	1,314	1,123
Cash and cash equivalents	340	522

	1,654	1,645

Total assets	320,919	320,910

EQUITY AND LIABILITIES
Equity
Share capital	53	53
Share premium	68,822	68,822
Retained earnings	247,806	248,314

	316,681	317,189

Current liabilities
Other payables	4,238	3,721

	4,238	3,721

Total equity and liabilities	320,919	320,910

Statement of condensed statement of changes in equity

	Share capital £'000	Share premium £'000	Retained earnings £'000	Total equity £'000
Balance at 1 July 2015	52	68,822	246,429	315,303

Profit for the year	—	—	20,000	20,000

Total comprehensive income for the year	—	—	20,000	20,000
Equity-settled share based payments	—	—	1,795	1,795
Dividends paid	—	—	(20,084)	(20,084)

Balance at 30 June 2016	52	68,822	248,140	317,014

Profit for the year	—	—	21,282	21,282

Total comprehensive income for the year	—	—	21,282	21,282
Equity-settled share based payments	—	—	2,187	2,187
Dividends paid	—	—	(23,295)	(23,295)
Proceeds from shares issued	1	—	—	1

Balance at 30 June 2017	53	68,822	248,314	317,189

Profit for the year	—	—	18,559	18,559

Total comprehensive income for the year	—	—	18,559	18,559
Equity-settled share based payments	—	—	2,915	2,915
Dividends paid	—	—	(21,982)	(21,982)

Balance at 30 June 2018	53	68,822	247,806	316,681

Statement of condensed statement of cash flows

	Year ended 30 June
	2018 £'000	2017 £'000	2016 £'000
Cash flows from operating activities
Profit before tax	18,559	21,282	20,000
Adjustments for:
Equity-settled share-based payments	2,915	2,187	1,795
Foreign exchange losses on operating activities	114	42	—
Changes in working capital:
Other receivables	(191)	(998)	(124)
Other payables	517	1,125	(1,590)

Net cash generated from operating activities	21,914	23,638	20,081

Cash flows from financing activities
Dividends paid	(21,982)	(23,295)	(20,084)

Net cash used in financing activities	(21,982)	(23,295)	(20,084)

Net (decrease)/increase in cash and cash equivalents	(68)	343	(3)
Cash and cash equivalents at beginning of year	522	221	224
Exchange losses on cash and cash equivalents	(114)	(42)	—

Cash and cash equivalents at end of year	340	522	221

Statement of reconciliation of parent and consolidated financial information

	2018 £'000	2017 £'000	2016 £'000
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	18,559	21,282	20,000
Additional (loss)/profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(55,829)	17,895	16,371

Consolidated IFRS (loss)/profit for the year	(37,270)	39,177	36,371

IFRS equity reconciliation:
Parent only—IFRS equity	316,681	317,189	317,014
Additional profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	108,585	160,428	141,268

Consolidated—IFRS equity	425,266	477,617	458,282